Other Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 28, 2016
Finite-Lived Intangible Assets [Line Items]
Assets recognized during acquisition				$ 2,000,000
Amortization expense	$ 58,000,000	$ 61,000,000	$ 60,000,000
NFC and RFID Reader Business [Member] | Construction in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Assets recognized during acquisition		40,000,000
Acquired Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss of intangible assets	$ 0	4,000,000	10,000,000
Technologies and Licenses [Member] | NFC and RFID Reader Business [Member]
Finite-Lived Intangible Assets [Line Items]
Assets recognized during acquisition		$ 6,000,000
Digital [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of digital long-lived assets			$ 6,000,000